Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 851,744,000.00
Total Fee Amount	117,625.85
Total Offset Amount	0.00
Net Fee	$ 117,625.85
Offering Table N/A
Offset Table N/A	N/A